--------------------------------------------------------------------------------
                   Semiannual Report -- Financial Statements
--------------------------------------------------------------------------------



                 T. ROWE PRICE




                               PERSONAL STRATEGY
                               GROWTH FUND

                               -----------------
                               NOVEMBER 30, 1999
                               -----------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS                       For a share outstanding throughout each period
--------------------------------------------------------------------------------------------
                             6 Months       Year                                  7/29/94
                                Ended      Ended                                  Through
                             11/30/99    5/31/99   5/31/98    5/31/97   5/31/96   5/31/95
NET ASSET VALUE
Beginning of period          $  19.02   $  18.05  $  15.20   $  13.69  $  11.44  $  10.00

Investment activities
  Net investment income          0.16*      0.34*     0.29*      0.27*     0.30*     0.25*
  Net realized and
unrealized gain (loss)           0.37       1.40      3.01       2.37      2.29      1.30

  Total from
investment activities            0.53       1.74      3.30       2.64      2.59      1.55

Distributions
  Net investment income             -      (0.32)    (0.26)     (0.24)    (0.27)    (0.11)
  Net realized gain                 -      (0.45)    (0.19)     (0.89)    (0.07)        -
  Total distributions               -      (0.77)    (0.45)     (1.13)    (0.34)    (0.11)

NET ASSET VALUE
End of period                $  19.55   $  19.02  $  18.05   $  15.20  $  13.69  $  11.44
                             ---------------------------------------------------------------

Ratios/Supplemental Data

Total return@                   2.79%*    10.01%*   22.02%*    19.89%*   22.83%*   15.65%*
Ratio of total expenses to
average net assets              1.10%*+    1.10%*    1.10%*     1.10%*    1.10%*    1.10%*+
Ratio of net investment
income to average
net assets                      1.83%*+    2.00%*    2.15%*     2.24%*    2.27%*    2.76%*+
Portfolio turnover rate         28.8%+     36.1%     33.3%      39.6%     39.5%     25.7%+
Net assets, end of period
(in thousands)               $238,094   $213,631  $147,347   $ 67,552  $ 24,954  $ 10,748

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/00.
+    Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999


------------------------
PORTFOLIO OF INVESTMENTS                          Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 76.7%

FINANCIAL 11.9%

Bank and Trust 5.5%

Abbey National (GBP)                                  18,000            $    304
ABN Amro (EUR)                                        17,500                 426
Australia & New Zealand Bank Group (EUR)               6,000                  43
Australia & New Zealand Banking ADR                    3,600                 129
Banca Commerciale Italiana (EUR)                      40,700                 207
Banco de Bilbao Vizcaya ADR                           15,500                 216
Banco Frances del Rio de la Plata ADR                  6,000                 141
Bank of America                                       25,100               1,468
Bank of New York                                      14,400                 574
Bank One                                              21,440                 756
Bankgesellschaft Berlin (EUR)                          6,800                 106
Barclay's (GBP)                                       19,200                 554
Charter One Financial                                  3,851                  84
Chase Manhattan                                       11,300                 873
Chittenden                                             4,700                 152
Citizens Banking                                       7,300                 185
DBS Group Holdings (SGD) *                            14,304                 186
Deutsche Bank (EUR) *                                  6,830                 447
Downey Financial                                      10,900                 219
Dresdner Bank (EUR) *                                 10,000                 468
First Bell Bancorp                                     2,200                  35
First Mariner Bancorp                                    600                   5
First Security                                         3,300                  93
Firstar                                               13,600                 354
Frankfort First Bancorp                                2,100                  32
Glacier Bancorp                                        7,447                 129
KBC Bancassurance Holding (EUR)                        3,200                 150
Marshall & Ilsley                                        600                  40
Mediobanca (EUR)                                      23,000                 212
Mellon Financial                                      25,400                 926
Overseas Chinese Bank (SGD)                           18,060                 135
Societe Generale (EUR)                                 2,129                 459
State Street                                           1,900                 140

3
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Sumitomo Bank (JPY)                                   25,000      $          384
Summit Bancorp                                         3,400                 111
Svenska Handelsbanken (Series A) (SEK) *              18,000                 245
UBS (CHF)                                              2,214                 606
UST                                                    4,300                 136
Washington Mutual                                     13,950                 405
Wells Fargo                                           19,800                 921
WestAmerica                                            1,500                  47
Westpac Banking (AUD)                                  9,000                  61
                                                                  --------------
                                                                          13,164
                                                                  --------------
Insurance 2.6%
ACE Limited                                            9,800                 167
Allied Zurich (GBP)                                   31,500                 379
American General                                       8,500                 623
American International Group                           2,562                 265
Brown and Brown                                        5,700                 222
E.W. Blanch                                            3,400                 197
Harleysville Group                                     3,000                  45
Istituto Nazionale delle Assicurazioni (EUR)          89,700                 251
London Pacific Group ADR                               2,100                  64
Marsh & McLennan                                       5,000                 393
PartnerRe Holdings                                     6,000                 176
Royal&Sun Alliance (GBP)                              42,090                 257
Schweizerische Rueckversicherungs (CHF)                  185                 378
Selective Insurance                                    2,700                  47
St. Paul                                              31,000                 936
Sumitomo Marine & Fire Insurance (JPY)                62,000                 438
UNUMProvident                                            400                  13
W. R. Berkley                                          3,600                  77
XL Capital (Class A)                                  24,670               1,258
                                                                  --------------
                                                                           6,186
                                                                  --------------
Financial Services 3.8%
American Express                                       8,300               1,256
Associates First Capital (Class A)                     9,900                 329
Assurances Generales de France (EUR)                   2,400                 132
AXA (EUR)                                              3,300                 445
Capital One Financial                                  9,000                 419
Citigroup                                             30,848               1,662

4
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Delta Financial *                                      7,100      $           33
Fannie Mae *                                          16,600               1,106
Financial Federal *                                    5,500                 114
Freddie Mac                                           23,400               1,155
Goldman Sachs Group                                      700                  53
HSBC Holdings (HKD)                                   45,501                 589
ING Groep (EUR)                                        8,350                 470
ITLA Capital *                                         3,000                  44
Morgan Stanley Dean Witter                             3,300                 398
Pearson (GBP)                                         18,700                 447
Providian Financial                                      400                  32
Unidanmark (Class A) (DKK)                             2,700                 205
                                                                  --------------
                                                                           8,889
                                                                  --------------
Total Financial                                                           28,239
                                                                  --------------

UTILITIES 5.2%

Telephone 3.8%
ALLTEL                                                 3,300                 285
AT&T                                                  15,974                 893
AT&T Liberty Group Media *                             3,400                 142
BellSouth                                             10,400                 480
British Telecommunications ADR                         2,300                 470
Cable & Wireless ADR                                   6,432                 171
Compania de Telecomunicaciones de Chile (Class A) ADR  4,050                  74
GTE                                                    2,200                 161
Nextel Communications *                                2,500                 248
Nippon Telegraph & Telephone (JPY)                        42                 755
Rural Cellular (Class A) *                             2,100                 167
SBC Communications                                    17,300                 899
Sprint                                                28,500               1,977
Telebras ADR                                           2,700                 245
Telecom Corp. of New Zealand ADR                       8,600                 288
Telecom Italia (EUR)                                  31,440                 347
Telecom Italia Mobile (EUR)                           46,500                 366
Telefonica de Espana ADR *                             7,001                 435
Telefonos de Mexico (Class L) ADR                      5,200                 481

5
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Western Wireless                                       2,600      $          152
                                                                  --------------
                                                                           9,036
                                                                  --------------
Electric Utilities 1.4%
Cleco                                                  6,700                 219
Electrabel (EUR)                                         740                 236
Empresa Nacional de Electricidad Chile ADR             3,724                  50
Endesa ADR                                             8,500                 168
FirstEnergy                                           21,737                 507
GPU                                                    5,800                 186
Hong Kong Electric (HKD)                              42,000                 132
PECO Energy                                            8,300                 273
Powergen (GBP)                                        15,600                 135
Texas Utilities                                       16,000                 573
Unicom                                                16,600                 530
Veba (EUR)                                             6,420                 317
                                                                  --------------
                                                                           3,326
                                                                  --------------
Water Utilities 0.0%
United Water Resources                                 1,600                  54
                                                                  --------------
                                                                              54
                                                                  --------------
Total Utilities                                                           12,416
                                                                  --------------

CONSUMER NONDURABLES 14.3%

Cosmetics 0.9%
Chattem *                                              3,400                  66
Gillette                                                 600                  24
International Flavors & Fragrances                    39,300               1,447
Kao (JPY)                                             23,000                 684
                                                                  --------------
                                                                           2,221
                                                                  --------------
Beverages 1.1%
Anheuser-Busch                                        14,300               1,070
Bass (GBP)                                            24,300                 273
Coca-Cola                                              1,600                 108
Diageo ADR                                             8,419                 310
LVMH (EUR)                                             1,655                 537
PepsiCo                                               12,000                 415
                                                                  --------------
                                                                           2,713
                                                                  --------------

6
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Food Processing 2.1%
American Italian Pasta *                               3,800      $          114
Associated British Foods (GBP)                        24,700                 122
Cadbury Schweppes (GBP)                               14,400                  91
Cadbury Schweppes ADR                                 11,200                 274
Campbell                                              10,000                 446
Carrefour (EUR)                                        1,800                 314
Danisco (DKK)                                          3,100                 127
Eridania Beghin-Say (EUR)                              1,500                 168
General Mills                                         21,120                 796
International Multifoods                              11,900                 166
McCormick                                             12,400                 398
Nestle (CHF)                                             333                 600
Quaker Oats                                              400                  26
Ralston Purina                                        24,900                 739
Sara Lee                                              14,600                 354
Seneca Foods (Class A) *                               2,800                  33
Seneca Foods (Class B) *                               1,300                  16
Unilever                                               4,539                 247
United Natural Foods *                                 5,500                  46
                                                                  --------------
                                                                           5,077
                                                                  --------------
Hospital Supplies/Hospital Management 0.7%
Baxter International                                   4,300                 291
Cephalon *                                               500                  11
Medtronic                                                200                   8
Mentor                                                11,300                 263
Quorum Health Group *                                  5,900                  53
Renal Care Group *                                     5,550                 113
Smith & Nephew (GBP)                                  71,600                 248
Steris *                                               5,700                  74
Terumo (JPY)                                          18,000                 548
                                                                  --------------
                                                                           1,609
                                                                  --------------
Pharmaceuticals 5.0%
American Home Products                                48,360               2,515
Amgen *                                                5,400                 246
AstraZeneca Group ADR                                  8,700                 387
Aurora Biosciences *                                   1,500                  18
Biogen *                                               1,400                 102

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Boron Lepore & Associates *                            2,700      $           20
Bristol-Myers Squibb                                  13,200                 964
Daiichi Pharmaceutical (JPY)                          19,000                 268
Eli Lilly                                              6,200                 445
Emisphere Technologies *                                 500                   9
Gehe (EUR)                                             8,200                 321
Genetech                                               3,600                 309
Glaxo Wellcome ADR                                     6,500                 386
Imclone Systems *                                      1,000                  36
Incyte Pharmaceuticals *                               1,600                  46
Johnson & Johnson                                      6,400                 664
Liposome *                                             1,000                  12
Merck                                                  9,500                 746
Novartis (CHF)                                           415                 647
Noven Pharmaceuticals *                                1,300                  17
Pfizer                                                28,960               1,048
Pharmacia & Upjohn                                     6,360                 348
Schering-Plough                                       10,900                 557
Takeda Chemical Industries (JPY)                      11,000                 651
Triangle Pharmaceuticals *                             3,900                  77
Warner-Lambert                                        10,900                 978
                                                                  --------------
                                                                          11,817
                                                                  --------------
Biotechnology 0.3%
Abegenix *                                               500                  26
Alkermes *                                             3,100                 132
Anesta *                                               3,000                  44
COR Therapeutics *                                     1,400                  27
Coulter Pharmaceutical *                               1,400                  24
Gilead Sciences *                                        900                  43
Inhale Therapeutic Systems *                           5,400                 167
Millennium Pharmaceuticals *                             300                  29
Neurocrine Biosciences *                               3,600                  47
Northfield Laboratories *                              3,800                  45
PathoGenesis *                                           100                   2
Serologicals *                                         6,300                  45
                                                                  --------------
                                                                             631
                                                                  --------------
Health Care Services 0.5%
Altana (EUR)                                           1,200                  86

8
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

AmeriPath *                                            7,400      $           60
CIGNA                                                    300                  25
IMS Health                                             5,800                 137
Monarch Dental                                         1,700                   3
Orthodontic Centers of America *                       5,900                  72
ProMedCo                                               2,100                   4
United HealthCare                                     10,800                 561
US Oncology *                                          8,400                  40
Wellpoint Health Networks *                            3,200                 184
                                                                  --------------
                                                                           1,172
                                                                  --------------
Miscellaneous Consumer Products 3.7%
Benetton Group (EUR)                                  65,000                 132
Bridgestone (JPY)                                     16,000                 396
Coles Myer Limited (EUR)                              24,800                 126
Colgate-Palmolive                                     29,400               1,613
Cone Mills *                                          11,600                  57
Culp                                                   2,700                  17
Dan River *                                           12,500                  67
Hasbro                                                 6,550                 141
Huhtamaki (EUR)                                        1,700                  52
Kuraray (JPY)                                         34,000                 384
Lion Nathan (NZD)                                     71,500                 159
Mattel                                                50,000                 716
Mitsui (JPY)                                          63,000                 481
NIKE (Class B)                                         4,300                 198
Philip Morris                                         32,350                 851
Philips Electronics ADR                                4,140                 495
Procter & Gamble                                       3,700                 400
Reebok *                                               2,400                  22
Sola *                                                 8,100                 115
Stanley Works                                         20,000                 622
Stride Rite                                            9,900                  63
Takkt (EUR) *                                          8,200                  47
Tomkins (GBP)                                         60,500                 210
Tomkins ADR                                            1,538                  22
Unifi *                                               36,400                 482
US Can *                                              12,500                 223
UST                                                   17,700                 471

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

WestPoint Stevens                                      2,500      $           53
Yue Yuen Industrial (HKD)                             42,000                 105
                                                                  --------------
                                                                           8,720
                                                                  --------------
Total Consumer Nondurables                                                33,960
                                                                  --------------

CONSUMER SERVICES 8.3%

Restaurants 0.0%
Buca *                                                 4,700                  54
PJ America *                                           3,700                  59
                                                                  --------------
                                                                             113
                                                                  --------------
General Merchandisers 1.3%
Bon-Ton Stores *                                      11,500                  56
Casey's General Stores                                15,700                 201
Columbia Sportswear *                                  5,600                 114
Dayton Hudson                                          5,000                 353
JUSCO (JPY)                                           15,000                 287
Marui (JPY)                                           27,000                 464
Pinault Printemps Redoute (EUR)                        2,050                 428
Tesco (GBP)                                          126,080                 342
Wal-Mart                                              14,900                 858
                                                                  --------------
                                                                           3,103
                                                                  --------------
Specialty Merchandisers 2.4%
Christian Dior (EUR)                                   1,300                 234
CompuCom Systems *                                    14,400                  45
CVS                                                    9,312                 370
Goody's Family Clothing *                              4,600                  30
Home Depot                                             8,300                 656
Kroger *                                              19,100                 407
O'Charley's *                                          6,200                  82
Omron (JPY)                                           17,000                 417
Rite Aid                                              85,000                 643
Safeway *                                             14,800                 546
Toys "R" Us *                                         76,000               1,330
Tupperware                                            45,700                 814
Urban Outfitters *                                     3,300                  67
                                                                  --------------
                                                                           5,641
                                                                  --------------

10
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Entertainment and Leisure 1.8%
Carnival (Class A)                                     2,700       $         119
Disney                                                41,000               1,143
Hutchison Whampoa (HKD)                               52,000                 641
McDonald's                                             8,000                 360
MediaOne Group *                                       7,600                 602
Reader's Digest (Class A)                             36,600               1,062
Sharp (JPY)                                           13,000                 266
                                                                   -------------
                                                                           4,193
                                                                   -------------
Media and Communications 2.8%
American Tower Systems (Class A) *                     1,500                  39
Asatsu (JPY) *                                         6,000                 289
CBS *                                                 16,200                 842
Charter Communications (Class A) *                     3,400                  79
Clear Channel Communications *                         6,078                 488
Comcast (Class A Special)                              3,500                 158
Elsevier (EUR)                                         8,000                  79
Emmis Broadcasting (Class A) *                         3,700                 299
Fox Entertainment Group (Class A) *                    6,900                 159
France Telecom ADR                                     4,100                 476
Infinity Broadcasting (Class A) *                      9,900                 361
Pegasus Communications *                               1,600                 105
Publishing & Broadcasting (EUR)                       19,700                 130
R.R. Donnelley                                        45,400               1,090
Sinclair Broadcast Group (Class A) *                   7,200                  83
Time Warner                                            9,700                 598
Tribune                                                5,200                 250
Vodafone Airtouch ADR                                 21,000                 991
Young Broadcasting (Class A) *                         3,700                 149
                                                                   -------------
                                                                           6,665
                                                                   -------------
Total Consumer Services                                                   19,715
                                                                   -------------
CONSUMER CYCLICALS 5.7%

Automobiles and Related 0.6%
A.O. Smith (Class B)                                  13,850                 305
Cycle & Carriage (SGD)                                10,000                  36
DaimlerChrysler (EUR)                                  3,900                 267

11
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--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Honda ADR                                              5,000      $          413
Keystone Automotive *                                  2,600                  15
Littelfuse *                                           7,200                 151
SPX *                                                    800                  60
Strattec Security *                                    1,100                  39
                                                                  --------------
                                                                           1,286
                                                                  --------------
Building and Real Estate 2.6%
Accor (EUR)                                            1,300                 295
Apartment Investment & Management, REIT                2,400                  89
Arden Realty, REIT                                     5,400                 104
Cheung Kong Holdings (HKD)                            48,000                 541
City Developments (SGD)                                8,000                  45
DBS Land (SGD)                                        24,000                  47
EastGroup Properties, REIT                             8,900                 155
Federal Realty Investment Trust, REIT                 51,300                 923
First Washington Realty Trust, REIT                    5,400                  97
Glenborough Realty Trust, REIT                         4,900                  64
JP Realty, REIT                                        4,600                  78
Parkway Properties, REIT                               8,600                 257
Reckson Associates Realty (Class B), REIT              4,192                  88
Reckson Associates Realty, REIT                       50,000               1,009
Simon DeBartolo Group, REIT                           41,640                 971
Singapore Land (SGD)                                  18,000                  42
Slough Estates (GBP)                                  32,500                 180
Starwood Hotels & Resorts, REIT                       47,600               1,062
Westfield Trust (AUD)                                 29,300                  56
Woodhead Industries                                    8,200                 109
                                                                  --------------
                                                                           6,212
                                                                  --------------
Miscellaneous Consumer Durables 2.5%
CompX *                                                5,100                  94
Corning                                               26,600               2,492
Eastman Kodak                                         27,800               1,720
Harman International                                   3,200                 165
Masco                                                  9,300                 235
OCE (EUR)                                              2,000                  35
Ricoh (JPY)                                           18,000                 334
Sony (JPY)                                             5,000                 928
                                                                  --------------
                                                                           6,003
                                                                  --------------

12
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Consumer Cyclicals                                                  13,501
                                                                  --------------
TECHNOLOGY 6.6%

Electronic Components 2.0%
Altera *                                               5,300      $          286
American Superconductor *                              2,200                  42
Analogic                                               6,000                 179
Benchmark Electronics *                                5,800                 129
Burr Brown *                                           4,100                 182
EMC *                                                  3,100                 259
Exar *                                                 1,900                  93
Intel                                                 12,500                 958
Linear Technology                                        900                  64
Maxim Integrated Products *                            8,200                 658
Methode Electronics (Class A)                         10,100                 274
Motorola                                               2,900                 331
Planar Systems *                                       6,600                  43
PMC-Sierra *                                           1,400                 144
QuickLogic *                                           2,000                  35
SIPEX *                                                1,900                  26
Texas Instruments                                      6,300                 605
Xilinx *                                               4,800                 429
                                                                  --------------
                                                                           4,737
                                                                  --------------
Electronic Systems 1.1%
Applied Materials *                                    4,400                 429
Applied Micro Circuits *                               2,200                 183
Armor Holdings *                                       7,400                  87
EMS Technologies *                                     3,400                  37
Hewlett-Packard                                        4,600                 436
Lifeline Systems *                                     3,900                  59
Lo-Jack *                                              6,700                  52
Nokia ADR                                              7,400               1,023
Solectron *                                            4,100                 338
                                                                  --------------
                                                                           2,644
                                                                  --------------
Information Processing 0.5%
Dell Computer *                                       11,900                 512
F.Y.I. *                                               5,000                 161

13
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Hitachi ADR                                            2,800      $          387
IBM                                                      900                  93
Source Information Management *                        7,100                 108
                                                                  --------------
                                                                           1,261
                                                                  --------------
Office Automation 0.5%
Ceridian *                                             2,200                  48
Technitrol                                             6,800                 291
Xerox                                                 35,000                 947
                                                                  --------------
                                                                           1,286
                                                                  --------------
Specialized Computer 0.2%
Sun Microsystems *                                     3,400                 450
Virata *                                               1,000                  32
                                                                  --------------
                                                                             482
                                                                  --------------
Aerospace and Defense 0.3%
Allied-Signal                                          8,600                 514
DONCASTERS ADR *                                       1,500                  13
Woodward Governor                                      2,100                  57
                                                                  --------------
                                                                             584
                                                                  --------------
Telecommunications 2.0%
ADC Telecommunications *                               1,861                  99
Aether Systems *                                         200                  15
Airgate PCS *                                            900                  36
Avant *                                                5,200                  81
Cacheflow *                                              200                  30
Cisco Systems *                                       10,800                 963
Deutsche Telekom ADR                                   9,000                 512
Ditech Communications *                                  900                  93
LM Ericsson (Class B) ADR                             12,900                 622
Lucent Technologies                                    8,690                 635
MCI WorldCom *                                        12,485               1,032
Premisys Communications *                              1,900                  19
Singapore Telecommunications (SGD)                    80,000                 151
Tellabs *                                              1,400                  91
Uniphase                                                 400                  92
Voicestream Wireless *                                 1,800                 166
West TeleServices *                                    4,700                  81
                                                                  --------------
                                                                           4,718
                                                                  --------------
Total Technology                                                          15,712
                                                                  --------------

14
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--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

EDUCATION 0.1%

Education 0.1%
ITT Educational Service *                              2,700      $           47
Wolters Kluwer (EUR) *                                 9,000                 272
                                                                  --------------
Total Education                                                              319
                                                                  --------------
CAPITAL EQUIPMENT 2.5%

Electrical Equipment 2.0%
ABB (CHF)                                              3,387                 335
Canon (JPY)                                           15,000                 442
GE                                                    17,000               2,210
LSI Industries                                         6,600                 159
Matsushita Electric Works (JPY)                       17,000                 165
Mitsubishi Electric (JPY)                             27,000                 161
Tyco International                                    31,098               1,246
                                                                  --------------
                                                                           4,718
                                                                  --------------
Machinery 0.5%
Danaher                                                7,400                 363
GKN (GBP)                                             26,100                 409
Kennametal                                             5,300                 176
NN Ball & Roller                                       8,200                  55
S I G Schweis (CHF)                                      320                 176
Toolex Alpha *                                         1,600                  24
                                                                  --------------
                                                                           1,203
                                                                  --------------
Total Capital Equipment                                                    5,921
                                                                  --------------
BUSINESS SERVICES AND
TRANSPORTATION 6.7%

Computer Service and Software 3.3%
America Online *                                      12,400                 901
Analysts International                                 5,100                  60
Automatic Data Processing                              9,500                 469
BISYS Group *                                          1,400                  81
BMC Software *                                         7,500                 546
Cambridge Technology Partners *                        2,700                  39
Citrix Systems *                                       2,800                 266

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Computer Associates                                    6,700       $         436
Concord Communications *                               1,700                  91
Digital Impact *                                       1,100                  58
Electronic Arts *                                        800                  84
First Data                                             7,870                 340
Great Plains Software *                                2,000                 107
Jack Henry & Associates                                2,700                 107
Loislaw *                                              1,200                  37
Mastech *                                              4,700                  89
Microsoft *                                           17,800               1,620
MMC Networks *                                         1,100                  22
NetIQ *                                                2,800                 118
Netsolve *                                               600                  16
Oracle *                                               8,200                 556
Parametric Technology *                               10,400                 235
Peerless Systems *                                     5,400                  47
Phoenix Technologies *                                 2,700                  39
Progress Software *                                    7,600                 303
PSINet *                                               1,700                  85
Quest Software                                           300                  22
Retek *                                                  800                  54
SalesLoggix *                                          2,400                  69
Sciquest *                                               200                   7
SPSS *                                                 3,400                  78
SunGard Data Systems *                                 1,000                  22
Synopsys *                                               200                  14
Syntel *                                                 100                   1
Vantive *                                              2,500                  39
VERITAS Software *                                     2,750                 252
Viasoft *                                             12,600                  78
Visio *                                                2,300                  83
Vitria Technology *                                      200                  20
WebTrends *                                            1,800                 104
Wind River Systems *                                   2,050                  71
Yahoo! *                                                 700                 149
Zebra Technologies (Class A) *                         1,300                  78
                                                                   -------------
                                                                           7,893
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Distribution Services 0.4%
Aviation Sales *                                       3,500       $          50
MSC *                                                  5,400                  49
Performance Food Group *                               2,400                  60
Primesource                                            2,200                  13
SCP Pool *                                             7,300                 172
SunSource                                              4,100                  20
U.S. Foodservice *                                    17,270                 313
United Stationers *                                    3,300                  77
Watsco (Class A)                                       7,500                  82
Wilmar Industries *                                    3,500                  48
                                                                   -------------
                                                                             884
                                                                   -------------
Environmental 0.1%
CUNO *                                                 4,900                 100
IT Group *                                             2,800                  29
Waterlink *                                           10,900                  34
                                                                   -------------
                                                                             163
                                                                   -------------
Transportation Services 0.4%
C.H. Robinson Worldwide                                4,100                 143
Comfort Systems USA *                                 11,700                  96
Eagle USA Air Freight *                                6,850                 231
Expeditors International of Washington                 3,600                 147
Frozen Food Express                                    3,000                  13
Heartland Express *                                    2,300                  34
Hub Group (Class A) *                                  1,000                  17
International Shipholding                              2,800                  38
Mitsubishi Heavy Industries (JPY)                     97,000                 315
                                                                   -------------
                                                                           1,034
                                                                   -------------
Miscellaneous Business Services 1.9%
Agilent Technologies *                                   900                  38
British Airport Authorities (GBP)                     37,299                 264
Concord EFS *                                            600                  16
Consolidated Graphics *                                7,400                 166
CORT Business Services *                               5,400                 105
Electro Rent *                                         7,900                  94
H&R Block                                             14,500                 623
Insituform Technologies (Class A) *                    8,200                 205
Iron Mountain *                                        3,400                 100


17
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Ivex Packaging *                                      11,600       $         122
Maximus *                                              4,700                 132
McGrath Rent                                           3,800                  68
Metamor Worldwide *                                    3,900                 103
MPW Industrial Services Group *                        6,100                  54
New England Business Service                          10,900                 247
Omnicom                                                6,100                 538
Romac International *                                  5,400                  61
Shorewood Packaging *                                 19,000                 311
Strayer Education                                      5,100                 105
Tetra Tech *                                          10,312                 118
United Parcel Service                                  1,600                 106
Waste Management                                      67,843               1,102
                                                                   -------------
                                                                           4,678
                                                                   -------------
Airlines 0.2%
KLM (EUR)                                              2,925                  72
Midwest Express Holdings *                             4,700                 136
Singapore Airlines (SGD)                              19,000                 192
                                                                   -------------
                                                                             400
                                                                   -------------
Railroads 0.4%
Kansas City Southern Industries                        2,500                 149
Norfolk Southern                                      27,000                 577
Railtrack Group (GBP)                                 15,000                 231
                                                                   -------------
                                                                             957
                                                                   -------------
Total Business Services and Transportation                                16,009
                                                                   -------------

ENERGY 7.3%

Energy Services 1.5%
Baker Hughes                                          45,000               1,136
BG (GBP)                                              31,100                 164
Cooper Cameron *                                         900                  39
Halliburton                                            4,500                 174
Johnson Electric (HKD)                                84,000                 598
Smith International *                                  1,400                  56
Tokyo Electric Power (JPY)                            19,000                 537
TOTAL ADR                                              7,748                 512
United Utilities (GBP)                                32,300                 304

18
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Weatherford International                              1,900       $          66
                                                                   -------------
                                                                           3,586
                                                                   -------------
Exploration and Production 0.6%
Key Energy *                                          13,500                  68
National Oilwell *                                     5,000                  71
Santos (EUR)                                          22,600                  60
Unocal                                                40,500               1,344
                                                                   -------------
                                                                           1,543
                                                                   -------------
Integrated Petroleum - Domestic 1.4%
Amerada Hess                                           1,700                  99
Atlantic Richfield                                    11,200               1,079
Conoco (Class B)                                      14,865                 389
Occidental Petroleum                                  25,500                 560
USX-Marathon                                          43,700               1,155
                                                                   -------------
                                                                           3,282
                                                                   -------------
Integrated Petroleum - International 3.8%
BP Amoco ADR                                          56,826               3,463
Chevron                                                4,300                 381
ENI SPA ADR                                            4,600                 249
Exxon                                                  6,360                 504
Mobil                                                 17,000               1,773
Repsol ADR                                            13,200                 287
Royal Dutch Petroleum ADR                             17,700               1,027
Shell Transport & Trading ADR                         11,600                 529
Texaco                                                 9,800                 597
Total Fina (Class B) (EUR) *                           2,033                 271
                                                                   -------------
                                                                           9,081
                                                                   -------------
Total Energy                                                              17,492
                                                                   -------------

PROCESS INDUSTRIES 5.2%

Diversified Chemicals 1.0%
Arch Chemicals                                        10,400                 162
Dow Chemical                                           8,000                 937
DuPont                                                 7,061                 420
Hercules                                              37,000                 879
                                                                   -------------
                                                                           2,398
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Specialty Chemicals 2.1%
3M                                                    14,100       $       1,347
A. Schulman                                            1,900                  30
Air Liquide (EUR)                                      1,158                 170
Akzo Nobel (EUR)                                       4,900                 210
Akzo Nobel ADR                                           800                  34
BASF (EUR)                                             7,350                 339
Bayer (EUR)                                            7,000                 296
Great Lakes Chemical                                  18,840                 625
Hauser *                                               2,000                   5
Imperial Chemical Industries ADR                       4,200                 172
Pall                                                  41,100                 963
Sumitomo Chemicals (JPY)                             100,000                 563
Technip (EUR)                                          2,925                 280
                                                                   -------------
                                                                           5,034
                                                                   -------------
Paper and Paper Products 1.3%
Dai Nippon Printing (JPY)                             28,000                 488
Fort James                                            41,200               1,185
Kimberly-Clark                                        21,700               1,386
Smurfit-Stone Container *                              3,800                  73
                                                                   -------------
                                                                           3,132
                                                                   -------------
Forest Products 0.3%
International Paper                                    3,100                 162
Weyerhaeuser                                          10,000                 612
                                                                   -------------
                                                                             774
                                                                   -------------
Building and Construction 0.5%
Blue Circle Industries (GBP)                          39,886                 230
CBR (EUR) *                                              900                  92
Heidelberg Zement (EUR)                                1,900                 138
Holderbank Financiere Glarus (CHF)                       186                 233
Layne Christensen *                                    6,500                  44
Simpson Manufacturing *                                1,800                  75
Trex *                                                 5,700                 147
U.S. Aggregates *                                      4,800                  57
                                                                   -------------
                                                                           1,016
                                                                   -------------
Total Process Industries                                                  12,354
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

BASIC MATERIALS 1.5%

Metals 1.4%
Gibraltar Steel                                        2,100       $          50
Inco *                                                40,000                 735
Material Sciences *                                    9,400                 103
Matthews International (Class A)                      10,100                 229
Phelps Dodge                                          15,000                 780
Reynolds Metals                                       22,200               1,389
                                                                   -------------
                                                                           3,286
                                                                   -------------
Mining 0.1%
Battle Mountain Gold                                  26,400                  66
Lihir Gold *                                          25,240                  19
Lonrho Africa (GBP)                                    4,725                   3
Rio Tinto (EUR)                                        9,700                 170
                                                                   -------------
                                                                             258
                                                                   -------------
Miscellaneous Materials 0.0%
Malayan Cement (MYR) *                                20,250                   5
Synthetic Industries *                                 3,300                 108
                                                                   -------------
                                                                             113
                                                                   -------------
Total Basic Materials                                                      3,657
                                                                   -------------

MISCELLANEOUS 0.1%

Conglomerates 0.1%
Berkshire Hathaway (Class B) *                            37                  69
Orkla (Class A) (NOK)                                  8,685                 134
                                                                   -------------
                                                                             203
                                                                   -------------
Miscellaneous 0.0%
CSM (EUR) *                                            7,000                 143
Other Miscellaneous Common Stocks                                             26
                                                                   -------------
                                                                             169
                                                                   -------------
Total Miscellaneous                                                          372
                                                                   -------------

FOREIGN 1.3%

Europe 0.9%
AstraZeneca Group (GBP)                                6,995                 312
AXA Colonia Konzern (EUR)                              3,900                 368

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                           Shares/Par                 Value
-------------------------------------------------------------------------------------------
                                                                               In thousands
Bank Of Scotland (GBP)                                         22,800        $          270
Man (EUR)                                                       7,400                   228
Rhone Poulenc (EUR)                                             3,100                   192
Rolls Royce (GBP)                                              70,978                   210
Schneider Electric (EUR)                                        2,300                   155
Singapore Press (SGD) *                                         8,000                   150
Svenska Cellulosa (SEK)                                         7,100                   197
                                                                             --------------
                                                                                      2,082
                                                                             --------------
Far East 0.2%
Nippon Express (JPY)                                           70,000                   406
                                                                             --------------
                                                                                        406
                                                                             --------------
Other Foreign 0.2%
Bobst (CHF)                                                       144                   167
Pacific Dunlop (EUR)                                           48,500                    65
Siemens (EUR)                                                   2,700                   271
Valmet Rauma (EUR)                                              2,000                    22
                                                                             --------------
                                                                                        525
                                                                             --------------
Total Foreign                                                                         3,013
                                                                             --------------
Total Common Stocks (Cost $148,922)                                                 182,680
                                                                             --------------
CORPORATE BONDS 8.1%

Adelphia Communications
   7.875%, 5/1/09                                        $     25,000         $          23
   9.875%, 3/1/05                                             175,000                   179
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07         100,000                    87
American Builders & Contractors Supply, Sr. Sub. Notes
   10.625%, 5/15/07                                           100,000                    88
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06          25,000                    26
American Standard, 9.25%, 12/1/16                              28,000                    28
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07                 50,000                    51
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04                    200,000                   180
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                         100,000                    82
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08           100,000                    94
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                  50,000                    51
Avis Rental A Car, Sr. Sub. Notes, 11.00%, 5/1/09             100,000                   105
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                     100,000                    90
Ballys Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07         75,000                    71

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Building Materials, Sr. Notes, 7.75%, 7/15/05              $   50,000    $    46
Bway, Sr. Sub. Notes, 10.25%, 4/15/07                         100,000         99
Chancellor Media
       Sr. Notes, 8.00%, 11/1/08                               50,000         50
       Sr. Sub. Notes, 8.125%, 12/15/07                        50,000         50
       Sr. Sub. Notes, 9.00%, 10/1/08                         100,000        105
Charter Communication, Sr. Notes, 8.25%, 4/1/07               200,000        189
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                      100,000        107
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                   100,000         86
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09                 100,000         98
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                 75,000         83
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                     50,000         52
Comcast Cable Communications, 8.50%, 5/1/27                 1,550,000      1,662
Communications & Power, Sr. Sub. Notes, 12.00%, 8/1/05        100,000         80
Consolidated Container, Sr. Sub. Notes, (144a)
       10.125%, 7/15/09                                       100,000        102
Container Corp of America, Gtd., 10.75%, 5/1/02                25,000         26
Courtyard by Marriott II, Sr. Secured Notes,
       10.75%, 2/1/08                                         100,000         96
CSC Holdings, Sr. Notes, 7.875%, 12/15/07                     100,000         99
Dade International, Sr. Sub. Notes, 11.125%, 5/1/06           200,000        202
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                   50,000         50
Delta Mills, Sr. Notes, 9.625%, 9/1/07                         25,000         16
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                 87,000         84
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                       50,000         20
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                         50,000         45
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                                         100,000         58
Fairfax Financial, 8.25%, 10/1/15                           1,550,000      1,364
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                       100,000         93
First Federal Financial, 11.75%, 10/1/04                       50,000         52
Frontiervision, Sr. Notes, 11.00%, 10/15/06                   100,000        106
Group Maintenance America, Sr. Sub. Notes,
       9.75%, 1/15/09                                         100,000         99
Harrahs Operating, 7.875%, 12/15/05                           200,000        195
Hawk, Sr. Notes, 10.25%, 12/1/03                              200,000        188
Hollinger International Publishing, Gtd. Notes,
       9.25%, 3/15/07                                         200,000        196
Holmes Products, Gtd. Notes, 9.875%, 11/15/07                  75,000         60

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares/Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05          $    200,000   $    209
Intermedia Communications, Sr. Notes
       8.60%, 6/1/08                                          100,000         91
       9.50%, 3/1/09                                          100,000         96
International Home Foods, Gtd. Sr. Sub. Notes
       10.375%, 11/1/06                                       200,000        208
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05            100,000        103
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06              50,000         47
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                  50,000         48
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09         175,000        162
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                        50,000         51
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06           75,000         18
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                       200,000        215
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                          75,000         71
MCI WorldCom, 7.75%, 4/1/07                                 1,550,000      1,601
Mediacom LLC, Sr. Notes, 7.875%, 2/15/11                      200,000        177
Metromedia Fiber Network, Sr. Notes
       10.00%, 11/15/08                                       100,000        101
Metronet Communications, Sr. Disc. Notes, STEP
       0%, 6/15/08                                            250,000        196
Mohegan Tribal Gaming Authority, Sr. Notes
       8.125%, 1/1/06                                         175,000        171
Nextel Communications, Sr. Disc. Notes, STEP
       0%, 10/31/07                                           275,000        199
Nextlink Communications, Sr. Disc. Notes, STEP
       0%, 6/1/09                                             300,000        180
Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08                      25,000         25
Northland Cable Television, Sr. Sub. Notes
       10.25%, 11/15/07                                        50,000         50
NTL, Sr. Notes, Zero Coupon, 4/1/08                           300,000        207
Orange, Sr. Notes, 9.00%, 6/1/09                              200,000        212
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                 50,000         51
Packaging Corporation of America, 9.625%, 4/1/09              200,000        206
Paine Webber, Sr. Notes, 6.55%, 4/15/08                     1,550,000      1,439
Paragon Corporate Holdings, Sr. Notes, 9.625%, 4/1/08          25,000          9
Park Place Entertainment, Sr. Sub. Notes
       7.875%, 12/15/05                                       200,000        191

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Premier Parks
Sr. Disc. Notes, STEP, 0%, 4/1/08                         $   100,000    $    67
Sr. Notes, 9.75%, 6/15/07                                      50,000         50
Price Communications Wireless, 9.125%, 12/15/06               100,000        102
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07            50,000         50
Principal Mutual, (144a), 8.00%, 3/1/44                     1,550,000      1,444
Protection One, Sr. Sub. Notes, (144a), 8.625%, 1/15/09        50,000         21
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06       50,000         52
Qwest Communications
Sr. Disc. Notes, STEP, 0%, 10/15/07                           100,000         79
Sr. Notes, 7.50%, 11/1/08                                      25,000         25
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                     1,550,000      1,288
Raytheon, 5.70%, 11/1/03                                      300,000        281
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                    200,000        205
Repap New Brunswick
Sr. Secured 1st Priority Notes
       9.00%, 6/1/04                                           25,000         25
Sr. Sec. Notes, 11.50%, 6/1/04                                 75,000         77
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
       10.00%, 3/15/05                                         50,000         53
Scotland International Finance, Sub. Notes, (144a)
       6.50%, 2/15/11                                         100,000         90
Silgan Holdings, Sr. Sub. Deb., 9.00%, 6/1/09                  40,000         38
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06            100,000         97
Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08             100,000         90
Southern Foods, Sr. Sub. Notes, 9.875%, 9/1/07                 50,000         51
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07            50,000         50
Sprint, 6.125%, 11/15/08                                      750,000        691
Stena, Sr. Notes, 10.50%, 12/15/05                             75,000         70
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07           50,000         54
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                   150,000        144
United International Holdings, Sr. Disc. Notes
STEP, 10.75%, 2/15/08                                         125,000         78
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                      50,000         51
Venture Holdings Trust, Sr. Notes, (144a), 11.00%, 6/1/07      50,000         49
Voicestream Wire, Sr. Notes, (144a), 10.375%, 11/15/09        200,000        208

25
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05   $   200,000   $         198
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08            200,000             187
Total Corporate Bonds (Cost $21,277)                                      19,312
                                                                   -------------
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.0%

Federal Home Loan Mortgage
       6.00%, 2/15/11                                  5,255,701           4,976
       6.25%, 12/15/22                                 3,261,092           3,089
Federal National Mortgage Assn.
       6.50%, 1/1/26                                     118,713             113
Government National Mortgage Assn.
I
       6.00%, 12/15/23 - 5/15/26                         564,595             525
       6.50%, 12/15/23 - 1/15/29                       2,350,993           2,238
       7.00%, 8/15/23 - 4/15/26                        1,042,909           1,020
       7.50%, 10/15/22 - 1/15/26                         296,619             296
       8.00%, 1/15/22 - 9/15/24                          182,099             185
II
       7.00%, 11/20/28                                 1,731,216           1,693
       8.00%, 10/20/25                                    17,596              18
                                                                   -------------
Total U.S. Government Mortgage-Backed Securities (Cost $14,909)           14,153
                                                                   -------------
U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 5.0%

Tennessee Valley Authority
       5.88%, 4/1/36                                   2,095,000           1,991
       6.235%, 7/15/45                                   500,000             500
U.S. Treasury Bonds
       6.75%, 8/15/26                                  3,205,000           3,296
U.S. Treasury Notes
       4.625%, 12/31/00                                  475,000             469
       4.875%, 3/31/01                                 2,475,000           2,441
       5.50%, 7/31/01                                  3,200,000           3,176
Total U.S. Government Obligations/Agencies (Cost $12,144)                 11,873
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

SHORT-TERM INVESTMENTS 3.6%

Money Market Funds 3.6%
Reserve Investment Fund, 5.65% #                        8,569,310 $        8,569
                                                                  --------------
Total Short-Term Investments (Cost $8,569)                                 8,569
                                                                  --------------

Total Investments in Securities
99.4% of Net Assets (Cost $205,821)                               $      236,587

Other Assets Less Liabilities                                              1,507
                                                                  --------------

NET ASSETS                                                        $      238,094
                                                                  --------------
   # Seven-day yield
   * Non-income producing
 ADR American Depository Receipt
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.8% of net assets.
 AUD Australian dollar
 CHF Swiss franc
 DKK Danish krone
 EUR Euro
 GBP British sterling
 HKD Hong Kong dollar
 JPY Japanese yen
 MYR Malaysian ringgit
 NOK Norwegian krone
 NZD New Zealand dollar
 SEK Swedish krona
 SGD Singapore dollar

The accompanying notes are an integral part of these financial statements.

27
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
 Investments in securities, at value (cost $205,821)              $     236,587
 Securities lending collateral                                           21,132
 Other assets                                                             2,122
                                                                  -------------
 Total assets                                                           259,841
                                                                  -------------
Liabilities
 Obligation to return securities lending collateral                      21,132
 Other liabilities                                                          615
                                                                  -------------
 Total liabilities                                                       21,747
                                                                  -------------

NET ASSETS                                                        $     238,094
                                                                  -------------
Net Assets Consist of:
 Accumulated net investment income - net of distributions         $       3,752
 Accumulated net realized gain/loss - net of distributions                6,886
 Net unrealized gain (loss)                                              30,763
 Paid-in-capital applicable to 12,180,391 shares of
 $0.0001 par value capital stock outstanding;
 1,000,000,000 shares authorized                                        196,693
                                                                  -------------
NET ASSETS                                                        $     238,094
                                                                  -------------

NET ASSET VALUE PER SHARE                                         $       19.55
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
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Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/99
Investment Income
Income
 Interest                                                           $     1,815
 Dividend                                                                 1,500
                                                                    -----------
 Total income                                                             3,315
                                                                    -----------
Expenses
 Investment management                                                      697
 Shareholder servicing                                                      418
 Custody and accounting                                                      77
 Prospectus and shareholder reports                                          36
 Legal and audit                                                              8
 Registration                                                                 4
 Directors                                                                    3
 Miscellaneous                                                                2
                                                                    -----------
 Total expenses                                                           1,245
 Expenses paid indirectly                                                    (1)
                                                                    -----------
 Net expenses                                                             1,244
                                                                    -----------
Net investment income                                                     2,071
                                                                    -----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                               4,424
 Foreign currency transactions                                               (8)
                                                                    -----------
 Net realized gain (loss)                                                 4,416
                                                                    -----------
Change in net unrealized gain or loss
 Securities                                                                (443)
 Other assets and liabilities
 denominated in foreign currencies                                           (1)
                                                                    -----------
 Change in net unrealized gain or loss                                     (444)
                                                                    -----------
Net realized and unrealized gain (loss)                                   3,972
                                                                    -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $     6,043
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
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Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                        6 Months         Year
                                                           Ended        Ended
                                                        11/30/99      5/31/99
Increase (Decrease) in Net Assets
Operations
 Net investment income                               $     2,071    $   3,505
 Net realized gain (loss)                                  4,416        3,728
 Change in net unrealized gain or loss                      (444)      10,458
                                                     ------------------------
 Increase (decrease) in net assets from operations         6,043       17,691
                                                     ------------------------
Distributions to shareholders
 Net investment income                                         -       (2,912)
 Net realized gain                                             -       (4,096)
                                                     ------------------------
 Decrease in net assets from distributions                     -       (7,008)
                                                     ------------------------
Capital share transactions*
 Shares sold                                              49,274      107,693
 Distributions reinvested                                      -        6,960
 Shares redeemed                                         (30,854)     (59,052)
                                                     ------------------------
 Increase (decrease) in net assets from capital
 share transactions                                       18,420       55,601
                                                     ------------------------
Net Assets
Increase (decrease) during period                         24,463       66,284
Beginning of period                                      213,631      147,347
                                                     ------------------------

End of period                                        $   238,094  $   213,631
                                                     ------------------------
*Share information
 Shares sold                                               2,545        5,921
 Distributions reinvested                                      -          398
 Shares redeemed                                          (1,594)      (3,253)
                                                     ------------------------
 Increase (decrease) in shares outstanding                   951        3,066

The accompanying notes are an integral part of these financial statements.

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Unaudited                                                      November 30, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

borrower fails to return them. At November 30, 1999, the value of loaned securities was $20,300,000; aggregate collateral consisted of $21,132,000 in the securities lending collateral pool and U.S. government securities valued at $25,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $41,137,000 and $31,792,000, respectively, for the six months ended November 30, 1999.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $205,821,000. Net unrealized gain aggregated $30,766,000 at period-end, of which $46,014,000 related to appreciated investments and $15,248,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $119,000 was payable at November 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these

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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $24,000 of management fees were not accrued by the fund for the six months ended November 30, 1999 and $77,000 remains unaccrued from a previous period. Additionally, $287,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $412,000 for the six months ended November 30, 1999, of which $80,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1999, totaled $146,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended November 30, 1999, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,000 with certain affiliates of the manager and paid commissions of $15 related thereto.

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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

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

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-057 11/30/99

36